Marketable Securities Disclosure	12 Months Ended
Dec. 31, 2021
Notes
Marketable Securities Disclosure

3.Marketable Securities

	2020 Fair value	Additions	Proceeds of disposals	Impairment	Realized gains	Unrealized gains (losses)	Foreign exchange	2021 Fair value
	$	$	$	$	$	$	$	$
Common shares - ArcPacific Resources Corp	15,274	-	-	-	-	(7,757)	153	7,670
Common shares - PR Technology Inc.	-	84,498	(49,373)	-	37,484	351,652	(7,476)	416,785
Stock options - PR Technology Inc.	-	357,384	-	(345,003)	-	(19,453)	7,072	-
Total	15,274	441,882	(49,373)	(345,003)	37,484	324,442	251	424,455

	2019 Fair value	Additions	Disposals	Unrealized gains (losses)	2020 Fair value
	$	$	$	$	$
Common shares - ArcPacific Resources Corp	30,792	-	-	(15,518)	15,274

During the year ended December 31, 2021, the Company received common shares and stock options valued at $441,882 in PR Technologies Inc. from a company controlled by the president of the Company, for no consideration. (Note 8).